Shareholder Fees	Aug. 27, 2025 USD ($)
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Day Hagan Smart Buffer ETF | Day Hagan Smart Buffer ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide High Dividend ETF | Eventide High Dividend ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Eventide US Market ETF | Eventide US Market ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0